Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	As of June 30, 2024 and December 31, 2023, inventories consisted of the following:
	June 30,	December 31,
	2024	2023
Finished goods	$-	$-

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2023 and 2022, inventories consisted of the following:

	December 31,	December 31,
	2023	2022
Finished goods	5,502,404	$3,915,456